SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Liabilities measured at fair value

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2022		December 31, 2021
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$14,690	$14,690	$210,929	$210,929
Asset Retirement Obligation (see Note 8)	71,975	71,975	214,960	214,960